Related parties (Details)							1 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Jan. 30, 2021 EUR (€)	Jan. 30, 2021 USD ($) $ / shares	Mar. 13, 2020 EUR (€)	Mar. 13, 2020 USD ($)	Jun. 15, 2015 USD ($)	Aug. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 01, 2020 $ / shares	Jun. 17, 2020 $ / shares	Jun. 14, 2019 $ / shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares									€ 77,600,000		€ 608,600,000	€ 0
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party									400,000		300,000
Travel expenses reimbursed to related party									€ 400,000		€ 300,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares			$ 25.29							$ 24.50				$ 21.04	$ 25.50
Shares repurchased and canceled | shares									(3,600,000)	(3,600,000)	(29,900,000)
Payments to acquire or redeem entity's shares		€ 10.5	$ 12.8	€ 217,400,000	$ 250,900,000		€ 389,300,000	$ 460,600,000	€ 67,100,000	$ 75,800,000
Restricted Shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares										2,016,855
Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares													$ 30.14			$ 21.78	$ 20.74
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 4					$ 2,000,000
Advisory Services Agreement, expiration notice term	90 days					90 days
Advisory Services Agreement, termination term	6 months					6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party									800,000		€ 1,000,000
Travel expenses reimbursed to related party									800,000		1,000,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party									800,000		900,000
Travel expenses reimbursed to related party									€ 800,000		€ 900,000